UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2005

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Semiannual Report November 30, 2005

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1- 800-SEC-0330.

1.734014.105	421733.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	June 1, 2005 to
	June 1, 2005	November 30, 2005	November 30, 2005
Actual	$1,000.00	$1,018.10	$.01
Hypothetical (5% return per
year before expenses)	$1,000.00	$1,025.06	$.01

* Expenses are equal to the Fund’s annualized expense ratio of ..0014%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Semiannual Report

2

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	11/30/05	5/31/05	11/30/04
0 – 30	96.4	94.3	82.8
31 – 90	2.1	5.7	7.9
91 – 180	0.0	0.0	9.3
181 – 397	1.5	0.0	0.0
Weighted Average Maturity
	11/30/05	5/31/05	11/30/04
Fidelity Cash Central Fund	8 Days	6 Days	21 Days
All Taxable Money Market Funds Average*	37 Days	35 Days	40 Days

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

3 Semiannual Report

Investments November 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Federal Agencies 9.6%
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
Fannie Mae – 5.9%
Agency Coupons – 5.9%
12/7/05	3.98% (a)	$ 325,000,000	$ 324,976,156
12/21/05	3.80 (a)	130,000,000	129,926,860
12/22/05	3.79 (a)	589,000,000	588,624,583
12/29/05	4.10 (a)	270,500,000	270,487,774
2/22/06	4.27 (a)	360,000,000	359,893,681
			1,673,909,054

Federal Home Loan Bank – 2.2%
Agency Coupons – 2.2%
12/13/05	3.73 (a)	375,000,000	374,841,855
2/10/06	4.20 (a)	250,000,000	249,928,812
			624,770,667

Freddie Mac – 1.5%
Discount Notes – 1.5%
9/27/06	4.26	295,000,000	284,957,708
9/29/06	4.51	137,986,000	132,973,812
			417,931,520

TOTAL FEDERAL AGENCIES			2,716,611,241

Time Deposits 13.4%

ING Belgium SA/NV
12/1/05	4.04	600,000,000	600,000,000
12/1/05	4.04	400,000,000	400,000,000
Rabobank Nederland Coop. Central
12/1/05	4.03	700,000,000	700,000,000
12/1/05	4.03	700,000,000	700,000,000
Societe Generale
12/1/05	4.04	700,000,000	700,000,000
12/1/05	4.04	700,000,000	700,000,000
TOTAL TIME DEPOSITS			3,800,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	4

Repurchase Agreements 77.3%
	Maturity	Value
	Amount	(Note 1)
In a joint trading account (Collateralized by U.S. Treasury
Obligations) dated 11/30/05 due 12/1/05 at:
3.96% (b)	$ 378,066,599	$ 378,025,000
3.97% (b)	5,382,406,633	5,381,813,000
In a joint trading account (Collateralized by U.S.
Government Obligations) dated 11/30/05 due
12/1/05 at:
4.03% (b)	618,557,303	618,488,000
4.04% (b)	15,149,312,690	15,147,614,000
4.04% (b)	38,491,319	38,487,000
With:
Goldman Sachs & Co. at 4.16%, dated 11/30/05
due 12/1/05 (Collateralized by Corporate
Obligations valued at $341,251,195, 0% – 8.25%,
6/1/06 – 12/31/49)	325,037,578	325,000,000
Lehman Brothers, Inc. at 4.12%, dated 11/30/05
due 12/1/05 (Collateralized by Mortgage Loan
Obligations valued at $5,250,146, 0% – 8.5%,
7/25/08 – 2/25/35)	5,000,572	5,000,000

TOTAL REPURCHASE AGREEMENTS		21,894,427,000

TOTAL INVESTMENT PORTFOLIO 100.3%
(Cost $28,411,038,241)		28,411,038,241

NET OTHER ASSETS – (0.3)%		(84,277,760)
NET ASSETS 100%	$ 28,326,760,481

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Investments (Unaudited) continued

(b) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$378,025,000 due
12/1/05 at 3.96%
Banc of America
Securities LLC.	$42,066,869
Barclays Capital Inc.	97,595,136
Merrill Lynch, Pierce,
Fenner & Smith	111,056,534
Morgan Stanley & Co.
Incorporated	75,720,364
State Street Bank and
Trust Company	51,586,097
$378,025,000

$5,381,813,000 due
12/1/05 at 3.97%
BNP Paribas Securities
Corp.	1,018,706,656
Merrill Lynch
Government
Securities, Inc.	2,716,551,082
Merrill Lynch, Pierce,
Fenner & Smith	941,434,360
Morgan Stanley & Co.
Incorporated	25,983,132
UBS Securities LLC	679,137,770
$5,381,813,000

$618,488,000 due
12/1/05 at 4.03%
Banc of America
Securities LLC	210,848,182
Credit Suisse First Boston
LLC	281,130,909
Morgan Stanley & Co.
Incorporated	126,508,909
$618,488,000

Repurchase Agreement/	Value
Counterparty
$15,147,614,000 due
12/1/05 at 4.04%
Banc of America
Securities LLC	$ 4,040,361,831
Bank of America,
National Association .	514,695,775
Barclays Capital Inc.	5,404,305,634
Goldman Sachs & Co. .	2,058,783,099
Morgan Stanley & Co.
Incorporated	1,739,789,069
Societe Generale, New
York Branch	257,347,887
UBS Securities LLC	1,003,656,761
Wachovia Capital
Markets, LLC	128,673,944
$ 15,147,614,000

$38,487,000 due
12/1/05 at 4.04%
Merrill Lynch
Government
Securities, Inc.	$ 38,487,000

Income Tax Information

At May 31, 2005, the fund had a capital loss carryforward of approximately $2,283,569 of which $208,156, and $2,075,413 will expire on May 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Financial Statements

Statement of Assets and Liabilities
November 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $21,894,427,000) See
accompanying schedule:
Unaffiliated issuers (cost $28,411,038,241)	$ 28,411,038,241
Cash	431
Interest receivable	13,178,648
Prepaid expenses	130,534
Total assets	28,424,347,854

Liabilities
Distributions payable	$97,564,945
Other payables and accrued expenses	22,428
Total liabilities	97,587,373

Net Assets	$ 28,326,760,481
Net Assets consist of:
Paid in capital	$ 28,326,455,609
Undistributed net investment income	160,014
Accumulated undistributed net realized gain (loss) on
investments	144,858
Net Assets, for 28,323,084,411 shares outstanding	$ 28,326,760,481
Net Asset Value, offering price and redemption price per
share ($28,326,760,481 ÷ 28,323,084,411 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended November 30, 2005 (Unaudited)

Investment Income
Interest (including $210,492 from affiliated
interfund lending)			$462,830,646

Expenses
Independent trustees’ compensation		$55,670
Custodian fees and expenses		19,887
Audit		17,176
Legal		7,362
Insurance		82,345
Miscellaneous		15
Total expenses before reductions		182,455
Expense reductions		(4,444)	178,011

Net investment income			462,652,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers			17
Net increase in net assets resulting from operations			$462,652,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Statement of Changes in Net Assets
	Six months ended	Year ended
	November 30, 2005	May 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 462,652,635	$ 565,648,600
Net realized gain (loss)	17	(1,219,495)
Net increase in net assets resulting
from operations	462,652,652	564,429,105
Distributions to shareholders from net investment
income	(462,563,510)	(566,152,104)
Share transactions at net asset value of $1.00 per
share
Proceeds from sales of shares	85,787,654,209	139,512,275,187
Cost of shares redeemed	(83,567,150,438)	(136,781,982,194)
Net increase (decrease) in net assets and shares
resulting from share transactions	2,220,503,771	2,730,292,993
Total increase (decrease) in net assets	2,220,592,913	2,728,569,994

Net Assets
Beginning of period	26,106,167,568	23,377,597,574
End of period (including undistributed net invest-
ment income of $160,014 and undistributed net
investment income of $70,889, respectively)	$ 28,326,760,481	$ 26,106,167,568

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Highlights
	Six months
	ended
	November 30,
	2005		Years ended May 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net invest
ment
income	018.020		.011	.016	.026	.060
Distributions
from net
investment
income	(.018)	(.020)	(.011)	(.016)	(.026)	(.060)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C .	1.81%	2.05%	1.11%	1.58%	2.68%	6.21%
Ratios to Average Net AssetsD
Expenses
before
reductions	.0014%A	.0016%	.0016%	.0016%	.0017%	.0016%
Expenses
net of fee
waivers,
if any	0014%A	.0016%	.0016%	.0016%	.0017%	.0016%
Expenses
net of all
reductions	.0014%A	.0015%	.0016%	.0016%	.0016%	.0016%
Net invest
ment
income	3.59%A	2.05%	1.10%	1.58%	2.63%	6.04%
Supplemental Data
Net assets,
end of
period (000
omitted)	$28,326,760	$26,106,168	$23,377,598	$25,174,899	$27,692,376	$28,927,649

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Notes to Financial Statements

For the period ended November 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$28,411,038,241

11 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
Borrower or Lender	Loan Balance	Interest Rate	Interest Earned	Interest Expense
Lender	$ 22,552,912	3.69%	$210,492	—

4. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $4,444.

Semiannual Report

12

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

13 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Central Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s invest ment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropri ate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and

Semiannual Report

14

management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an elec tronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. The Board reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund’s Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment compa nies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund’s management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund’s net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, manag ing, administering and servicing the fund and its shareholders. The Board also consid ered the level of Fidelity’s profits in respect of all the Fidelity funds.

15 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

16

Fidelity® Municipal Cash Central Fund

Semiannual Report November 30, 2005

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1- 800-SEC-0330.

1.734025.105	422139.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
			During Period*
	Beginning	Ending	June 1, 2005
	Account Value	Account Value	to November 30,
	June 1, 2005	November 30, 2005	2005
Actual	$1,000.00	$1,012.90	$.03
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,025.04	$.03

* Expenses are equal to the Fund’s annualized expense ratio of ..0053%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Semiannual Report

18

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	11/30/05	5/31/05	11/30/04
0 – 30	100.0	99.8	99.9
31 – 90	0.0	0.2	0.1
Weighted Average Maturity
	11/30/05	5/31/05	11/30/04
Fidelity Municipal Cash Central Fund	4 Days	4 Days	4 Days
All Tax Free Money Market Funds Average*	29 Days	22 Days	35 Days

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

19 Semiannual Report

Investments November 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 100.2%
	Principal	Value (Note 1)
	Amount
Alabama – 1.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co.
Proj.) Series 1995 E, 3.01%, VRDN (a)	$20,740,000	$ 20,740,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant
Proj.) Series A, 3.11%, VRDN (a)(b)	9,300,000	9,300,000
		30,040,000

Alaska – 0.5%
Alaska Hsg. Fin. Corp. Series A, 3.11% (FSA Insured),
VRDN (a)(b)	8,000,000	8,000,000
Arizona – 2.4%
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina
Apts. Proj.) 3.12%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co.
Navajo Proj.) Series 1994 A, 3.12%, LOC KBC Bank NV,
VRDN (a)(b)	6,790,000	6,790,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds
(American Wtr. Corp. Proj.) Series 1988, 3.2% tender
12/16/05, CP mode (b)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.
(Glenn Oaks Apts. Proj.) Series 2001, 3.15%, LOC Fannie
Mae, VRDN (a)(b)	4,200,325	4,200,325
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 3.12% (Liquidity
Facility Morgan Stanley) (a)(b)(c)	3,450,000	3,450,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	1,800,000	1,800,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 3.03%,
LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,700,000	10,700,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes
Apt. Proj.) Series 1995, 3.03%, LOC Bank of America NA,
VRDN (a)	3,800,000	3,800,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN Series PT 1082, 3.12% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(b)(c)	1,260,000	1,260,000
		41,100,325

Arkansas – 0.7%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners
LP Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Arkansas – continued
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series MS 1139, 3.12% (Liquidity Facility Morgan
Stanley) (a)(b)(c)	$ 6,900,000	$ 6,900,000
Series ROC II R121, 3.12% (Liquidity Facility Citibank
NA) (a)(b)(c)	3,680,000	3,680,000
		11,580,000

California – 2.9%
Access to Lns. for Learning Student Ln. Corp. Rev. (Student Ln.
Prog.) Series VA1, 3.08% (AMBAC Insured), VRDN (a)(b)	10,000,000	10,000,000
California Home Mtg. Fin. Auth. Homebuyers Fund Single
Family Participating VRDN Series ROC II R321, 3.1%
(Liquidity Facility Citibank NA) (a)(b)(c)	13,565,000	13,565,000
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating
VRDN:
Series MT 22, 3.11% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)(c)	3,930,000	3,930,000
Series PT 998, 3.11% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	3,100,000	3,100,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas &
Elec. Co. Proj.) Series 1997 B, 3.01%, LOC JPMorgan Chase
Bank, VRDN (a)(b)	18,000,000	18,000,000
Los Angeles Reg’l. Arpt. Impt. Rev. (Compagne Nationale Air
France Int’l. Arpt. Proj.) 3.26%, LOC Societe Generale,
VRDN (a)(b)	1,425,000	1,425,000
		50,020,000

Colorado – 3.5%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp.
Proj.) Series 2000, 3.13%, LOC JPMorgan Chase Bank,
VRDN (a)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Series 2003 A2 Class I, 3.11%
(Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	28,700,000	28,700,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt.,
Inc. Proj.) 3.1%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
Colorado Springs Utils. Rev. Participating VRDN Series SGA
88, 3.03% (Liquidity Facility Societe Generale) (a)(c)	4,900,000	4,900,000
Denver City & County Arpt. Rev. Participating VRDN:
Series PT 688, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	6,235,000	6,235,000
Series PT 920, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	1,500,000	1,500,000

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Colorado – continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series MS
997, 3.12% (Liquidity Facility Morgan Stanley) (a)(c)	$ 6,640,000	$ 6,640,000
El Paso County Co. Single Family Mtg. Rev. Participating
VRDN Series MS 1136, 3.12% (Liquidity Facility Morgan
Stanley) (a)(b)(c)	9,915,500	9,915,500
		60,590,500

Delaware – 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co.
Proj.):
Series 1993 C, 3.17%, VRDN (a)	5,700,000	5,700,000
Series 1999 B, 3.12%, VRDN (a)(b)	1,100,000	1,100,000
		6,800,000

District Of Columbia – 1.3%
Metropolitan Washington Arpts. Auth. Participating VRDN
Series MSTC 01 130, 3.05% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(b)(c)	11,060,000	11,060,000
Metropolitan Washington Arpts. Auth. Sys. Rev. Participating
VRDN:
Series PT 1991, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	3,200,000	3,200,000
Series ROC II R195, 3.12% (Liquidity Facility Citibank
NA) (a)(b)(c)	1,500,000	1,500,000
Series Stars 126, 3.12% (Liquidity Facility BNP Paribas
SA) (a)(b)(c)	6,690,000	6,690,000
		22,450,000

Florida – 5.2%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
17, 3.16% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	1,094,000	1,094,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF
00 15, 3.19% (Liquidity Facility Bank of New York, New
York) (a)(b)(c)	1,165,000	1,165,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131,
3.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	19,555,000	19,555,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series
MSTC 01 161, 3.03% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(c)	9,695,000	9,695,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series
MSTC 01 160, 3.03% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(c)	13,315,000	13,315,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series PT 2979, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	$ 8,500,000	$ 8,500,000
Series SGA 00 102, 3.03% (Liquidity Facility Societe
Generale) (a)(c)	11,580,000	11,580,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial
Health Sys. Proj.) Series 1995 A, 3.02%, VRDN (a)	4,400,000	4,400,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La
Miranda Gardens Proj.) Series A, 3.18%, LOC SunTrust
Bank, VRDN (a)(b)	2,500,000	2,500,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating
VRDN Series PT 2411, 3.13% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(b)(c)	2,590,000	2,590,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 2355, 3.13% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)(c)	3,630,000	3,630,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.
(Ponce Hbr. Apts. Proj.) 3.03%, LOC Fannie Mae,
VRDN (a)(b)	5,000,000	5,000,000
Tampa Bay Wtr. Util. Sys. Rev. 3.1%, LOC Bank of America
NA, VRDN (a)(b)	6,800,000	6,800,000
		89,824,000

Georgia – 3.5%
Atlanta Arpt. Rev. Participating VRDN:
Series PT 2503, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	5,190,000	5,190,000
Series PT 901, 3.12% (Liquidity Facility BNP Paribas
SA) (a)(b)(c)	6,175,000	6,175,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.
Plant Bowen Proj.) Second Series 1998, 3.11%, VRDN (a)(b)	17,000,000	17,000,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk
Apts. Proj.) Series 2003, 3.11%, LOC AmSouth Bank NA,
Birmingham, VRDN (a)(b)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.):
Series 2000 B, 3.11%, LOC Gen. Elec. Cap. Corp.,
VRDN (a)(b)	2,900,000	2,900,000
Series 2000 C, 3.11%, LOC Gen. Elec. Cap. Corp.,
VRDN (a)(b)	3,700,000	3,700,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.)
3.14%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,210,000	1,210,000
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series
ROC II R423, 3.12% (Liquidity Facility Citibank NA) (a)(b)(c)	3,095,000	3,095,000

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Georgia – continued
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington
Mill Apts. Proj.) 3.05%, LOC SunTrust Bank, VRDN (a)(b)	$ 2,000,000	$ 2,000,000
Liberty County Indl. Auth. (Hy Sil Manufacturing Co., Inc.
Proj.) Series 2001 B, 3.1%, LOC SunTrust Bank, VRDN (a)(b)	2,330,000	2,330,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf
Proj.) 3.15%, LOC Wachovia Bank NA, VRDN (a)(b)	4,695,000	4,695,000
		61,245,000

Hawaii – 0.7%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PT 2310,
3.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,325,000	1,325,000
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating
VRDN Series PA 1244, 3.12% (Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(b)(c)	2,500,000	2,500,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev.
Participating VRDN Series LB 05 L6, 3.14% (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (a)(b)(c)	8,430,000	8,430,000
		12,255,000

Idaho – 0.0%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A,
3.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	419,000	419,000
Illinois – 7.6%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS
1152, 3.12% (Liquidity Facility Morgan Stanley) (a)(b)(c)	7,600,000	7,600,000
Boone McHenry & Dekalb Counties Cmnty. Unit School District
#100 Participating VRDN Series PZ 50, 3.12% (Liquidity
Facility Merrill Lynch & Co., Inc.) (a)(c)	2,735,000	2,735,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.)
3.12%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303,
3.19% (Liquidity Facility Citibank NA, New York) (a)(c)	2,450,000	2,450,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 3.07% (MBIA Insured), VRDN (a)(b)	35,300,000	35,300,000
Series 1998 B, 3.07% (MBIA Insured), VRDN (a)(b)	33,155,000	33,155,000
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	2,000,000	2,000,000
Series MT 53, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)(c)	2,300,000	2,300,000
Series MT 59, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	6,150,000	6,150,000
Series Putters 653Z, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)(c)	4,195,000	4,195,000
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Illinois – continued
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN: -
continued
Series ROC II R239, 3.12% (Liquidity Facility Citibank
NA) (a)(b)(c)	$ 5,200,000	$ 5,200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN
Series PZ 40, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	2,120,000	2,120,000
Illinois Dev. Fin. Auth. Rev. (Jewish Federation Metropolitan
Chicago Projs.) 3% (AMBAC Insured), VRDN (a)	4,725,000	4,725,000
Illinois Edl. Facilities Auth. Revs. (Elmhurst College Proj.) 3%,
LOC JPMorgan Chase Bank, VRDN (a)	3,450,000	3,450,000
Illinois Health Facilities Auth. Rev. (Univ. of Chicago Hosps.
Proj.) Series 1998, 3% (MBIA Insured), VRDN (a)	6,945,000	6,945,000
Illinois Student Assistance Commission Student Ln. Rev. Series
1996 A, 3.03%, LOC Bank of America NA, VRDN (a)(b)	700,000	700,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.)
3.06%, LOC Bank of New York, New York, VRDN (a)(b)	7,650,000	7,650,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN Series Putters 269, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (a)(c)	2,660,000	2,660,000
		130,750,000

Indiana – 2.3%
Baugo School Bldg. Corp. Participating VRDN Series PT 3109,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,545,000	5,545,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc.
Proj.) 3.05%, LOC SunTrust Bank, VRDN (a)(b)	1,730,000	1,730,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard
Reg’l. Health Sys. Proj.) Series B, 3.08%, LOC Nat’l. City
Bank, Indiana, VRDN (a)	9,000,000	9,000,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series LB 03 L45J, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(b)(c)	7,170,000	7,170,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 3.12% (Liquidity Facility Svenska
Handelsbanken AB) (a)(b)(c)	4,585,000	4,585,000
Series PT 731, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.34%, LOC
Huntington Nat’l. Bank, Columbus, VRDN (a)(b)	350,000	350,000

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Indiana – continued
Mount Vernon of Hancock County Multi-School Corp.
Participating VRDN Series DB 137, 3.08% (Liquidity Facility
Deutsche Bank AG) (a)(c)	$ 4,095,000	$ 4,095,000
Whiting Envir. Facilities Rev. (BP PLC Proj.) 3.06%,
VRDN (a)(b)	5,000,000	5,000,000
		40,075,000

Iowa 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives
Proj.) 3.08%, LOC KBC Bank NV, VRDN (a)	4,585,000	4,585,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series
1999, 3.15%, LOC Bank of America NA, VRDN (a)(b)	1,100,000	1,100,000
		5,685,000

Kansas 0.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 3.12%,
LOC Bank of America NA, VRDN (a)(b)	5,600,000	5,600,000
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of
Administration-7th and Harrison State Office Bldg. Proj.)
Series 2002 J1, 3.03% (Liquidity Facility Kansas Pooled
Money Invt. Board), VRDN (a)	570,000	570,000
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.08%
(Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	3,100,000	3,100,000
		9,270,000

Kentucky 4.1%
Carroll County Solid Waste Disp. Rev. (North American
Stainless LP Proj.) Series 2000, 3.15%, LOC JPMorgan
Chase Bank, VRDN (a)(b)	9,570,000	9,570,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs.,
Inc. Proj.) Series 2000, 3.15%, LOC Bank of America NA,
VRDN (a)(b)	2,920,000	2,920,000
Louisville & Jefferson County Reg’l. Arpt. Auth. Spl. Facilities
Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 3.05% (United Parcel Svc. of America
Guaranteed), VRDN (a)(b)		21,320,000	21,320,000
Series B, 3.07% (United Parcel Svc. of America
Guaranteed), VRDN (a)(b)		36,000,000	36,000,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.)
Series 1984 B1, 3.15% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (a)	1,595,000	1,595,000
		71,405,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Louisiana – 7.7%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum
Corp. Proj.):
Series 1994, 3.06%, LOC BNP Paribas SA, VRDN (a)(b)	$20,000,000	$ 20,000,000
3.06%, LOC BNP Paribas SA, VRDN (a)(b)	40,700,000	40,700,000
East Baton Rouge Mtg. Fing. Auth. Single Family Rev.
Participating VRDN Series MS 973, 3.14% (Liquidity Facility
Morgan Stanley) (a)(b)(c)	10,100,000	10,100,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev.
Participating VRDN Series LB 03 L51J, 3.14% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,280,000	3,280,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1066, 3.14% (Liquidity
Facility Morgan Stanley) (a)(b)(c)	1,400,000	1,400,000
Participating VRDN Series Clipper 05 11, 3.19% (Liquidity
Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,997,000	4,997,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP
LLC Proj.) Series 2003 A, 3%, LOC SunTrust Bank, VRDN (a)	11,300,000	11,300,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals,
Inc. Proj.) 3.08%, VRDN (a)(b)	6,250,000	6,250,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco
Proj.):
Series 1991, 3.05%, VRDN (a)(b)	6,675,000	6,675,000
Series 1993, 3.06%, VRDN (a)(b)	11,150,000	11,150,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical
Co. Proj.):
Series 1993, 3.17%, VRDN (a)(b)	1,000,000	1,000,000
Series 1994 A, 3.17%, VRDN (a)(b)	10,200,000	10,200,000
Series 1994 B, 3.1%, VRDN (a)	2,600,000	2,600,000
Series 1995, 3.17%, VRDN (a)(b)	3,050,000	3,050,000
		132,702,000

Maryland 0.4%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev. Participating VRDN:
Series MT 160, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	3,700,000	3,700,000
Series PT 2607, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	2,640,000	2,640,000
		6,340,000

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Massachusetts 1.4%
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.
(Wheelabrator Millbury Proj.) 3.1%, LOC JPMorgan Chase
Bank, VRDN (a)(b)	$ 5,000,000	$ 5,000,000
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000
A, 3% (Liquidity Facility Landesbank Baden-Wuert),
VRDN (a)	20,000,000	20,000,000
		25,000,000

Michigan – 0.4%
Detroit City School District Participating VRDN Series MACN
05 R, 3.08% (Liquidity Facility Bank of America NA) (a)(c)	2,095,000	2,095,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 3%,
LOC Standard Fed. Bank, VRDN (a)	3,600,000	3,600,000
(Mans Proj.) Series 1998, 3.2%, LOC Comerica Bank,
Detroit, VRDN (a)(b)	500,000	500,000
		6,195,000

Minnesota 0.7%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 118, 3.13% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)(c)	2,700,000	2,700,000
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.)
3.1%, LOC Lasalle Bank NA, VRDN (a)(b)	1,350,000	1,350,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03
L28J, 3.19% (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (a)(b)(c)	4,940,000	4,940,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.
Participating VRDN Series PZ 77, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(c)	2,205,000	2,205,000
		11,195,000

Mississippi – 1.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A,
Inc. Proj.) Series 1994, 3.03%, VRDN (a)(b)	18,100,000	18,100,000
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc.
Proj.) 3.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,700,000	4,700,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series
Putters 667, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (a)(c)	2,395,000	2,395,000
Mississippi Home Corp. Single Family Rev. Participating VRDN
Series PT 3244, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	4,880,000	4,880,000
		30,075,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Nebraska – 0.9%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) Series A, 3.1%, LOC Bank of America NA,
VRDN (a)(b)	$ 1,500,000	$ 1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 3.07% (Liquidity
Facility Wachovia Bank NA) (a)(b)(c)	625,000	625,000
Series 2001 B, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (a)(b)	2,730,000	2,730,000
Series 2001 C, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (a)(b)	1,715,000	1,715,000
Series 2002 B, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (a)(b)	2,810,000	2,810,000
Series 2002 C, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (a)(b)	2,160,000	2,160,000
Series 2002 F, 3.11% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (a)(b)	205,000	205,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC
Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (a)(b)	4,000,000	4,000,000
		15,745,000

Nevada 1.4%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	3,445,000	3,445,000
Series Putters 498, 3.11% (Liquidity Facility PNC Bank NA,
Pittsburgh) (a)(b)(c)	5,285,000	5,285,000
Clark County Indl. Dev. Rev.:
Participating VRDN:
Series Floaters 04 1181, 3.09% (Liquidity Facility Morgan
Stanley) (a)(b)(c)	3,170,000	3,170,000
Series PA 1023, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
(Southwest Gas Corp. Proj.) Series A, 3.05%, LOC Fleet
Nat’l. Bank, VRDN (a)(b)	3,750,000	3,750,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN
Series SGA 01 137, 3.03% (Liquidity Facility Societe
Generale) (a)(c)	1,500,000	1,500,000
		23,340,000

New Hampshire – 0.6%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
3, 3.15% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (a)(b)(c)	4,154,000	4,154,000

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
New Hampshire – continued
New Hampshire Bus. Fin. Auth. Resource Recovery Rev.
(Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3.03%,
LOC Wachovia Bank NA, VRDN (a)(b)	$ 4,525,000	$ 4,525,000
New Hampshire Hsg. Fin. Auth. Single Family Rev.
Participating VRDN Series Merlots 02 A4, 3.07% (Liquidity
Facility Wachovia Bank NA) (a)(b)(c)	1,030,000	1,030,000
		9,709,000

New Mexico – 0.7%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN
Series Putters 1118, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (a)(c)	1,910,000	1,910,000
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 3.24% (Liquidity Facility State Street
Bank & Trust Co., Boston) (a)(b)(c)	5,400,000	5,400,000
Series PT 739, 3.12% (Liquidity Facility BNP Paribas
SA) (a)(b)(c)	2,220,000	2,220,000
Series ROC II R426, 3.12% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(b)(c)	2,670,000	2,670,000
		12,200,000

New York – 2.6%
New York City Gen. Oblig. Participating VRDN Series ROC II
R251, 3.11% (Citigroup Global Markets Hldgs., Inc.
Guaranteed) (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(c)	4,900,000	4,900,000
New York State Hsg. Fin. Agcy. Rev.:
(Archstone Westbury Hsg. Proj.) Series A, 2.97%, LOC
JPMorgan Chase Bank, VRDN (a)(b)	4,500,000	4,500,000
(Clinton Green North Hsg. Proj.) Series A, 2.97%, LOC Bank
of America NA, VRDN (a)(b)	28,500,000	28,500,000
New York State Thruway Auth. State Personal Income Tax Rev.
Participating VRDN Series Putters 1186, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (a)(c)	6,265,000	6,265,000
		44,165,000

New York & New Jersey – 0.2%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Series
6, 2.99%, VRDN (a)(b)	2,800,000	2,800,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Non State Specific 0.3%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.19% (Liquidity Facility State Street
Bank & Trust Co., Boston) (a)(b)(c)	$ 3,274,000	$ 3,274,000
Series Clipper 05 7, 3.16% (Liquidity Facility State Street
Bank & Trust Co., Boston) (a)(c)	2,400,000	2,400,000
		5,674,000

North Carolina – 3.1%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev.
(Kroehler Furniture Proj.) Series 1998, 3.17%, LOC Nat’l.
City Bank, VRDN (a)(b)	970,000	970,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden
Apts. Proj.) 3.1%, LOC SunTrust Bank, VRDN (a)(b)	6,775,000	6,775,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.
(Duke Energy Corp. Proj.) Series 1999, 3.18%, VRDN (a)(b)	18,800,000	18,800,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN:
Series LB 04 L14, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)(c)	3,890,000	3,890,000
Series Merlots 00 A37, 3.07% (Liquidity Facility Wachovia
Bank NA) (a)(b)(c)	2,695,000	2,695,000
Series Merlots A70, 3.07% (Liquidity Facility Wachovia Bank
NA) (a)(b)(c)	3,105,000	3,105,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2005 A3, 3.08% (AMBAC Insured), VRDN (a)(b)	6,200,000	6,200,000
Series 2005 A4, 3.08% (AMBAC Insured), VRDN (a)(b)	10,000,000	10,000,000
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series
MT 100, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)(c)	1,285,000	1,285,000
		53,720,000

North Dakota 0.0%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997,
3.1%, LOC Wells Fargo Bank NA, Minnesota, VRDN (a)(b) .	600,000	600,000
Ohio – 2.3%
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.) Subseries B3, 3.05%, VRDN (a)	17,300,000	17,300,000
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 3.11%, LOC ABN AMRO
Bank NV, VRDN (a)(b)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.1%, VRDN (a)	2,000,000	2,000,000
Ohio Higher Edl. Facility Commission Rev. (Case Western
Reserve Univ. 2002 Proj.) Series A, 3.01%, VRDN (a)	5,200,000	5,200,000

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Ohio – continued
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 3.16% (Liquidity Facility Bank of America
NA) (a)(b)(c)	$ 1,475,000	$ 1,475,000
Series PT 582, 3.12% (Liquidity Facility Svenska
Handelsbanken AB) (a)(b)(c)	3,785,000	3,785,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.)
3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,800,000	6,800,000
		40,060,000

Oklahoma – 0.8%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04
3, 3.16% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (a)(b)(c)	4,648,676	4,648,676
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 01 582, 3.12% (Liquidity
Facility Morgan Stanley) (a)(b)(c)	600,000	600,000
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.)
3%, LOC BNP Paribas SA, VRDN (a)	7,720,000	7,720,000
		12,968,676

Oregon – 0.3%
Portland Hsg. Auth. Rev. (New Columbia – Cecelia Proj.)
3.1%, LOC Bank of America NA, VRDN (a)(b)	5,050,000	5,050,000
Pennsylvania – 2.4%
Allegheny County Indl. Dev. Auth. Rev.:
(Sacred Heart High School Proj.) 3.11%, LOC PNC Bank
NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.13%, LOC
PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
(UPMC Children’s Hosp. Proj.) Series 2004 A, 3.17%,
VRDN (a)	5,600,000	5,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.)
Series 1998 A1, 3.1%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(b)	9,100,000	9,100,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.)
Series B, 3% (Liquidity Facility Wachovia Bank NA),
VRDN (a)	2,800,000	2,800,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.
(Merck & Co. Proj.) Series 2000, 3.11%, VRDN (a)(b)	2,900,000	2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 3.13%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)(b)	800,000	800,000
Series 2004 D3, 3.13%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)(b)	1,500,000	1,500,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Pennsylvania – continued
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series PA 930, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	$ 1,000,000	$ 1,000,000
Series PT 890, 3.11% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	3,100,000	3,100,000
Pennsylvania Tpk. Commission Registration Fee Rev.
Participating VRDN Series Putters 1167, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (a)(c)	2,350,000	2,350,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 3.11% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)(c)	3,300,000	3,300,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev.
(Northeastern Pwr. Co. Proj.) Series 1997 B, 3.09%, LOC
Dexia Cr. Local de France, VRDN (a)(b)	7,510,000	7,510,000
		41,960,000

Rhode Island – 2.3%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New
England Proj.) Series 2002 A, 3.03%, LOC Fleet Nat’l. Bank,
VRDN (a)	40,340,000	40,340,000
South Carolina – 2.1%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical
Co. Proj.) 3.06%, VRDN (a)(b)	8,700,000	8,700,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A,
3.06%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series B, 3.18%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 3.05%, LOC SunTrust Bank,
VRDN (a)(b)	5,555,000	5,555,000
(Cedarwoods Apts. Proj.) 3.05%, LOC SunTrust Bank,
VRDN (a)(b)	5,620,000	5,620,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Mohawk Ind., Inc. Proj.) Series 1997 A, 3.14%, LOC
Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
(Turnils North America Proj.) Series 1999, 3.05%, LOC
Wachovia Bank NA, VRDN (a)(b)	1,565,000	1,565,000
		36,440,000

South Dakota 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 3.19% (Liquidity Facility Bank of America
NA) (a)(b)(c)	2,520,000	2,520,000

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
South Dakota continued
South Dakota Hsg. Dev. Auth. Participating VRDN: – continued
Series LB 04 L67 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)(c)	$ 3,300,000	$ 3,300,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating
VRDN Series PT 889, 3.13% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(b)(c)	1,300,000	1,300,000
		7,120,000

Tennessee – 3.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund
Proj.):
3.03%, LOC Bank of America NA, VRDN (a)	1,450,000	1,450,000
3.03%, LOC Bank of America NA, VRDN (a)	24,770,000	24,770,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating
VRDN Series Merlots 00 C, 3.07% (Liquidity Facility
Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.
(Tennessee County Ln. Pool Prog.) 3.03%, LOC Bank of
America NA, VRDN (a)	1,900,000	1,900,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 3.07%
(AMBAC Insured), VRDN (a)(b)	20,970,000	20,970,000
		52,090,000

Texas 18.2%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White
Memorial Hosp. Proj.) Series B2, 3% (MBIA Insured),
VRDN (a)	8,820,000	8,820,000
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev.
Participating VRDN Series MT 76, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)(c)	5,400,000	5,400,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev.:
(JT Venture Proj.) Series 1998, 3.06%, LOC JPMorgan Chase
Bank, VRDN (a)(b)	12,500,000	12,500,000
(Merey Sweeny LP Proj.):
Series 2000 A, 3.06%, LOC JPMorgan Chase Bank,
VRDN (a)(b)	8,600,000	8,600,000
Series 2002 A:
3.06%, LOC Bank of America NA, VRDN (a)(b)	8,300,000	8,300,000
3.06%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 B:
3.06%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
3.06%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,500,000	7,500,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Texas continued
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics
Corp. Proj.):
Series 2000, 3.1%, LOC Wachovia Bank NA, VRDN (a)(b) .	$ 2,900,000	$ 2,900,000
3.1%, LOC Wachovia Bank NA, VRDN (a)(b)	2,900,000	2,900,000
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN:
Series PT 2830, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	1,755,000	1,755,000
Series PT 738, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	3,910,000	3,910,000
Series Putters 351, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (a)(b)(c)	2,500,000	2,500,000
Denton County Gen. Oblig. Participating VRDN Series SGA
117, 3.03% (Liquidity Facility Societe Generale) (a)(c)	8,930,000	8,930,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co.
Proj.) Series 1993, 3.06%, VRDN (a)(b)	9,300,000	9,300,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo
Petroleum Corp. Proj.):
Series 1999, 3.06%, LOC BNP Paribas SA, VRDN (a)(b)	7,700,000	7,700,000
3.05%, LOC WestLB AG, VRDN (a)(b)	25,000,000	25,000,000
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP
Global Pwr. Corp. Proj.) 3.06%, VRDN (a)(b)	13,100,000	13,100,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 3.08% (Air Products & Chemicals, Inc.
Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Amoco Oil Co. Proj.) Series 2001, 3.06%, VRDN (a)(b)	3,725,000	3,725,000
(BP Amoco Chemical Co. Proj.) Series B, 3.06%,
VRDN (a)(b)	4,100,000	4,100,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co.
Proj.):
Series 1993, 3.06%, VRDN (a)(b)	7,600,000	7,600,000
Series 1994, 3.06%, VRDN (a)(b)	9,600,000	9,600,000
Harris County Flood Cont. District Participating VRDN Series
PT 3277, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	3,000,000	3,000,000
Harris County Gen. Oblig. Participating VRDN Series SG 04
P19, 3.19% (Liquidity Facility Societe Generale) (a)(c)	1,625,000	1,625,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) Series B, 3%, VRDN (a)	10,840,000	10,840,000
(Saint Luke’s Episcopal Hosp. Proj.) Series B, 3% (Liquidity
Facility JPMorgan Chase Bank) (Liquidity Facility
Bayerische Landesbank Girozentrale), VRDN (a)	38,005,000	38,005,000
(Texas Med. Ctr. Proj.) Series 2001, 3% (MBIA Insured),
VRDN (a)	8,190,000	8,190,000

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Texas continued
Houston Gen. Oblig. Participating VRDN Series Putters 1151,
3.08% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 6,310,000	$ 6,310,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series
Merlots 02 A16, 3.02% (Liquidity Facility Wachovia Bank
NA) (a)(c)	2,285,000	2,285,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 1991 F,
3.03% (AMBAC Insured), VRDN (a)(b)	2,400,000	2,400,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt
Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 3.09%
(Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo
Petroleum Corp. Proj.) Series 1998, 3.06%, LOC JPMorgan
Chase Bank, VRDN (a)(b)	3,000,000	3,000,000
Port of Port Arthur Navigation District Envir. Facilities Rev.
(Motiva Enterprises LLC Proj.) 3.1%, VRDN (a)(b)	2,895,000	2,895,000
San Antonio Elec. & Gas Systems Rev. Participating VRDN
Series Merlots 01 A10, 3.02% (Liquidity Facility Wachovia
Bank NA) (a)(c)	5,775,000	5,775,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev.
Participating VRDN Series LB 05 L2, 3.14% (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,730,000	4,730,000
Texas Gen. Oblig.:
Participating VRDN:
Series PT 3026, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(c)	4,180,000	4,180,000
Series Putters 1016, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (a)(c)	3,320,000	3,320,000
(Veterans Hsg. Assistance Prog.) Series A, 3.11% (Liquidity
Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	3,530,000	3,530,000
Victoria Independent School District Participating VRDN Series
PT 3057, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	2,230,000	2,230,000
West Side Calhoun County Navigation District Envir. Facilities
Rev. (BP Chemicals, Inc. Proj.) Series 2000, 3.06%,
VRDN (a)(b)	19,000,000	19,000,000
		313,755,000

Utah 0.6%
Utah Board of Regents Student Ln. Rev. Series 1996 Q, 3.03%
(AMBAC Insured), VRDN (a)(b)	10,000,000	10,000,000
Virginia – 0.1%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 3.13% (Liquidity Facility Lloyds TSB Bank
PLC) (a)(c)	1,700,000	1,700,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Washington 7.2%
Chelan County Pub. Util. District #1 Rev. Participating VRDN
Series Merlots 00 R, 3.07% (Liquidity Facility Wachovia
Bank NA) (a)(b)(c)	$ 2,400,000	$ 2,400,000
Clark County School District #37, Vancouver Participating
VRDN Series PZ 55, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(c)	4,855,000	4,855,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.)
Series 1997, 3.15%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(b)	1,100,000	1,100,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 3.06%, VRDN (a)(b)	19,600,000	19,600,000
(BP West Coast Products LLC Proj.) 3.06%, VRDN (a)(b)	5,150,000	5,150,000
Port of Seattle Rev. Participating VRDN:
Series MS 1169X, 3.09% (Liquidity Facility Morgan
Stanley) (a)(b)(c)	4,777,500	4,777,500
Series PT 2171, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	3,095,000	3,095,000
Series Putters 1180, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (a)(c)	2,550,000	2,550,000
Series ROC II R329, 3.12% (Liquidity Facility Citibank
NA) (a)(b)(c)	995,000	995,000
Port of Tacoma Rev. Participating VRDN:
Series Putters 1043, 3.11% (Liquidity Facility JPMorgan
Chase & Co.) (a)(b)(c)	3,070,000	3,070,000
Series Putters 1053, 3.11% (Liquidity Facility JPMorgan
Chase & Co.) (a)(b)(c)	3,075,000	3,075,000
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 3.11%, LOC
Key Bank NA, VRDN (a)(b)	2,355,000	2,355,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA
96, 3.03% (Liquidity Facility Societe Generale) (a)(c)	14,955,000	14,955,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount
Ainstar Resort Proj.) 3.13%, LOC U.S. Bank NA, Minnesota,
VRDN (a)(b)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series E, 3.1%, LOC JPMorgan
Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) 3.12%, LOC Bank of America NA,
VRDN (a)(b)	14,000,000	14,000,000
(Highland Park Apts. Proj.) Series A, 3.12%, LOC Bank of
America NA, VRDN (a)(b)	4,520,000	4,520,000
(Seaport Landing Retirement Proj.) Series A, 3.19%, LOC
Bank of America NA, VRDN (a)(b)	11,880,000	11,880,000

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Washington – continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: -
continued
(Silver Creek Retirement Proj.) Series A, 3.19%, LOC Wells
Fargo Bank NA, San Francisco, VRDN (a)(b)	$ 5,100,000	$ 5,100,000
(Woodland Retirement Proj.) Series A, 3.19%, LOC Wells
Fargo Bank NA, San Francisco, VRDN (a)(b)	6,875,000	6,875,000
		124,497,500

West Virginia – 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town
Cogeneration Proj.) Series 1990 B, 3.05%, LOC Deutsche
Bank AG, VRDN (a)(b)	915,000	915,000
Wisconsin – 0.7%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.26%, LOC
JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PA 1331, 3.13% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	1,790,000	1,790,000
Series ROC II R420, 3.12% (Liquidity Facility Citibank
NA) (a)(b)(c)	4,870,000	4,870,000
Series 2002 I, 3.03% (FSA Insured), VRDN (a)(b)	5,000,000	5,000,000
		12,760,000

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $1,730,625,001)		1,730,625,001

NET OTHER ASSETS – (0.2)%		(4,013,797)
NET ASSETS 100%	$ 1,726,611,204

Security Type Abbreviations CP - COMMERCIAL PAPER VRDN - VARIABLE RATE DEMAND NOTE

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Financial Statements

Statement of Assets and Liabilities
November 30, 2005 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,730,625,001)	$1,730,625,001
Interest receivable	6,693,618
Prepaid expenses	7,310
Other receivables	1,781
Total assets	1,737,327,710

Liabilities
Payable to custodian bank	$2,311
Payable for investments purchased	6,266,586
Distributions payable	4,428,973
Other payables and accrued expenses	18,636
Total liabilities	10,716,506

Net Assets	$ 1,726,611,204
Net Assets consist of:
Paid in capital	$1,726,632,345
Undistributed net investment income	5,965
Accumulated undistributed net realized gain (loss) on
investments	(27,106)
Net Assets, for 1,726,257,472 shares outstanding	$ 1,726,611,204
Net Asset Value, offering price and redemption price per
share ($1,726,611,204 ÷ 1,726,257,472 shares)	$1.00

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Statements continued

Statement of Operations
Six months ended November 30, 2005 (Unaudited)

Investment Income
Interest	$ 20,941,651

Expenses
Independent trustees’ compensation	$3,509
Custodian fees and expenses	14,958
Audit	17,176
Legal	458
Insurance	7,210
Miscellaneous	15
Total expenses	43,326

Net investment income	20,898,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,794
Net increase in net assets resulting from operations	$ 20,900,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Statement of Changes in Net Assets
		Six months ended	Year ended
		November 30, 2005	May 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 20,898,325	$ 40,659,992
Net realized gain (loss)		1,794	28,900
Net increase in net assets resulting from operations	.	20,900,119	40,688,892
Distributions to shareholders from net investment income	.	(20,907,276)	(40,650,916)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		1,835,660,500	7,540,927,400
Cost of shares redeemed		(1,745,861,300)	(8,446,075,000)
Net increase (decrease) in net assets and shares
resulting from share transactions		89,799,200	(905,147,600)
Total increase (decrease) in net assets		89,792,043	(905,109,624)

Net Assets
Beginning of period		1,636,819,161	2,541,928,785
End of period (including undistributed net investment
income of $5,965 and undistributed net investment
income of $14,916, respectively)		$ 1,726,611,204	$ 1,636,819,161

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Highlights
	Six months ended
	November 30,
	2005		Years ended May 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	013.017		.010	.014	.019	.039
Distributions from
net investment
income	(.013)	(.017)	(.010)	(.014)	(.019)	(.039)
Net asset value,
end of period .	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.29%	1.76%	1.02%	1.38%	1.93%	4.01%
Ratios to Average Net AssetsD
Expenses
before
reductions	0053%A	.0046%	.0040%	.0045%	.0092%	.0101%
Expenses net of
fee waivers,
if any	0053%A	.0046%	.0040%	.0045%	.0092%	.0101%
Expenses
net of all
reductions	0053%A	.0046%	.0030%	.0025%	.0068%	.0073%
Net investment
income	2.58%A	1.69%	1.01%	1.36%	1.75%	3.92%
Supplemental Data
Net assets,
end of period
(000 omitted)	$1,726,611	$1,636,81	$2,541,929	$1,875,463	$1,442,613	$513,360

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Notes to Financial Statements

For the period ended November 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

43 Semiannual Report

Notes to Financial Statements (Unaudited) continued 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$1,730,625,001

2. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

3. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

44

Board Approval of Investment Advisory Contracts and Management Fees

Municipal Cash Central Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s invest ment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropri ate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an elec tronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. The Board reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund’s Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment compa nies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund’s management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund’s net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, manag ing, administering and servicing the fund and its shareholders. The Board also consid ered the level of Fidelity’s profits in respect of all the Fidelity funds.

Semiannual Report

46

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

48

Fidelity® Securities Lending Cash Central Fund

Semiannual Report November 30, 2005

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800 544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1- 800-SEC-0330.

1.743119.105	421734.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
			During Period*
	Beginning	Ending	June 1, 2005
	Account Value	Account Value	to November 30,
	June 1, 2005	November 30, 2005	2005
Actual	$1,000.00	$1,018.10	$.05
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,025.02	$.05

* Expenses are equal to the Fund’s annualized expense ratio of ..0098%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

2

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	11/30/05	5/31/05	11/30/04
0 – 30	98.1	95.1	79.9
31 – 90	1.1	4.9	10.2
91 – 180	0.0	0.0	9.9
181 – 397	0.8	0.0	0.0
Weighted Average Maturity
	11/30/05	5/31/05	11/30/04
Fidelity Security Lending Cash
Central Fund	4 Days	5 Days	22 Days
All Taxable Money Market
Funds Average*	37 Days	35 Days	40 Days

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

3 Semiannual Report

Investments November 30, 2005 (Unaudited)
Showing Percentage of Net Assets
Federal Agencies 1.9%
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
Fannie Mae – 1.1%
Agency Coupons – 1.1%
2/22/06	4.27% (a)	$ 100,000,000	$ 99,970,467
Freddie Mac – 0.8%
Discount Notes – 0.8%
9/27/06	4.26	50,000,000	48,297,917
9/29/06	4.51	30,000,000	28,910,283
			77,208,200

TOTAL FEDERAL AGENCIES			177,178,667

Repurchase Agreements 98.4%
		Maturity
		Amount
In a joint trading account (Collateralized by U.S.
Government Obligations) dated 11/30/05 due
12/1/05 At:
4.03% (c)		$ 256,799,772	256,771,000
4.04% (c)		8,585,505,692	8,584,543,000
With Goldman Sachs & Co. At 4.16%, dated:
11/21/05 due 12/19/05 (Collateralized by
Corporate Obligations valued at $183,750,960, 0%
– 7%, 11/16/07 – 5/15/34) (a)(b)		175,566,222	175,000,000
11/30/05 due 12/1/05 (Collateralized by Corporate
Obligations valued at $341,250,695, 0% – 8%,
11/15/06 – 11/15/35)		325,037,578	325,000,000
TOTAL REPURCHASE AGREEMENTS			9,341,314,000

TOTAL INVESTMENT PORTFOLIO 100.3%
(Cost $9,518,492,667)			9,518,492,667

NET OTHER ASSETS – (0.3)%			(25,848,848)
NET ASSETS 100%		$ 9,492,643,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	4

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(b) The maturity amount is based on the
rate at period end.

(c) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$256,771,000 due
12/1/05 at 4.03%
Banc of America
Securities LLC	$ 87,535,568
Credit Suisse First Boston
LLC	116,714,091
Morgan Stanley & Co.
Incorporated	52,521,341
$ 256,771,000

$8,584,543,000 due
12/1/05 at 4.04%
Banc of America
Securities LLC	$2,289,777,115
Bank of America,
National Association	291,691,352
Barclays Capital Inc.	3,062,759,198
Goldman, Sachs & Co.	1,166,765,409
Morgan Stanley & Co.
Incorporated.	985,983,276
Societe Generale, New
York Branch	145,845,676
UBS Securities LLC	568,798,136
Wachovia Capital
Markets, LLC	72,922,838
$ 8,584,543,000

Income Tax Information

At May 31, 2005, the fund had a capital loss carryforward of approximately $387,080 of which $37,595 and $349,485 will expire on May 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
November 30, 2005 (Unaudited)

Assets
Investment in securities, at value
(including repurchase agreements of $9,341,314,000)
See accompanying schedule:
Unaffiliated issuers (cost $9,518,492,667)	$9,518,492,667
Cash	224
Interest receivable	1,335,340
Prepaid expenses	33,416
Total assets	9,519,861,647

Liabilities
Distributions payable	$27,146,034
Other affiliated payables	53,612
Other payables and accrued expenses	18,182
Total liabilities	27,217,828

Net Assets	$ 9,492,643,819
Net Assets consist of:
Paid in capital	$9,493,142,574
Undistributed net investment income	7,861
Accumulated undistributed net realized gain (loss) on
investments	(506,616)
Net Assets, for 9,493,088,704 shares outstanding	$ 9,492,643,819
Net Asset Value, offering price and redemption price per
share ($9,492,643,819 ÷ 9,493,088,704 shares)	$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Statement of Operations
Six months ended November 30, 2005 (Unaudited)

Investment Income
Interest		$118,575,011

Expenses
Accounting fees and expenses	$266,843
Independent trustees’ compensation	15,486
Custodian fees and expenses	4,805
Audit	17,176
Legal	2,000
Insurance	17,558
Miscellaneous	15
Total expenses before reductions	323,883
Expense reductions	(162)	323,721

Net investment income		118,251,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		95,292
Net increase in net assets resulting from operations		$118,346,582

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	November 30, 2005	May 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 118,251,290	$ 143,498,327
Net realized gain (loss)	95,292	(453,541)
Net increase in net assets resulting
from operations	118,346,582	143,044,786
Distributions to shareholders from net investment income	(118,248,924)	(143,636,219)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	28,202,018,875	48,968,416,680
Cost of shares redeemed	(28,457,214,284)	(47,169,891,539)
Net increase (decrease) in net assets and shares
resulting from share transactions	(255,195,409)	1,798,525,141
Total increase (decrease) in net assets	(255,097,751)	1,797,933,708

Net Assets
Beginning of period	9,747,741,570	7,949,807,862
End of period (including undistributed net investment
income of $7,861 and undistributed net investment
income of $5,495, respectively)	$ 9,492,643,819	$ 9,747,741,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Financial Highlights
	Six months ended
	November 30,
	2005		Years ended May 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	018	.020	.011	.016	.025	.060
Distributions from
net investment
income	(.018)	(.020)	(.011)	(.016)	(.025)	(.060)
Net asset value,
end of period .	$ 1.00	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00
Total ReturnB,C	1.81%	2.04%	1.11%	1.59%	2.57%	6.22%
Ratios to Average Net AssetsD
Expenses
before
reductions	0098%A	.0099%	.0102%	.0113%	.0115%	.0107%
Expenses net of
fee waivers,
if any	0098%A	.0099%	.0102%	.0113%	.0115%	.0107%
Expenses net of
all reductions	.0098%A	.0096%	.0102%	.0113%	.0113%	.0105%
Net investment
income	3.58%A	2.13%	1.10%	1.53%	2.56%	6.04%
Supplemental Data
Net assets, end
of period
(000 omitted)	$9,492,644	$9,747,742	$7,949,808	$4,286,512	$3,829,173	$4,029,347

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statu tory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$9,518,492,667

Semiannual Report 10

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

4. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s expenses by $162.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

11 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Securities Lending Cash Central Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s invest ment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropri ate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and

Semiannual Report

12

management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an elec tronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. The Board reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund’s Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment compa nies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund’s management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund’s net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, manag ing, administering and servicing the fund and its shareholders. The Board also consid ered the level of Fidelity’s profits in respect of all the Fidelity funds.

13 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Semiannual Report

14

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

15 Semiannual Report

Fidelity® Tax Free Cash Central Fund

Semiannual Report November 30, 2005

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securi ties and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1- 800-SEC-0330.

1.810806.101	422142.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
			During Period*
	Beginning	Ending	June 1, 2005
	Account Value	Account Value	to November 30,
	June 1, 2005	November 30, 2005	2005
Actual	$1,000.00	$1,012.40	$.13
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,024.94	$.13

* Expenses are equal to the Fund’s annualized expense ratio of ..0252%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

2

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	11/30/05	5/31/05	11/30/04
0 – 30	100.0	100.0	100.0
Weighted Average Maturity
	11/30/05	5/31/05	11/30/04
Fidelity Tax Free Cash Central
Fund	4 Days	2 Days	3 Days
All Tax Free Money Market
Funds Average*	29 Days	22 Days	35 Days

*Source: iMoneyNet, Inc.

3 Semiannual Report

Investments November 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 99.8%
	Principal	Value
	Amount	(Note 1)
Alabama – 1.7%
ABN AMRO Muni. Tops Ctfs. Trust Participating VRDN
Series AAB 20, 3.09% (Liquidity Facility ABN-AMRO Bank
NV) (a)(b)	$ 1,000,000	$ 1,000,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co.
Proj.) Series 1995 A, 3%, VRDN (a)	3,460,000	3,460,000
		4,460,000

Alaska – 4.2%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.):
Series B, 3%, VRDN (a)	7,700,000	7,700,000
3%, VRDN (a)	2,950,000	2,950,000
		10,650,000

Arizona – 0.1%
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	300,000	300,000
California – 0.8%
California Gen. Oblig. Participating VRDN Series TOC 05
GG, 3.07% (Liquidity Facility Goldman Sachs Group,
Inc.) (a)(b)	2,000,000	2,000,000
Colorado – 1.6%
Adams County Rev. Participating VRDN Series TOC 05 T,
3.08% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b) .	1,000,000	1,000,000
Colorado Health Facilities Auth. Retirement Hsg. Rev.
Participating VRDN Series PZ 89, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)	2,000,000	2,000,000
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc.
Proj.) Series 1984, 3.06% (AMBAC Insured), VRDN (a)	1,000,000	1,000,000
		4,000,000

Florida – 4.5%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.)
Series 1993, 3.01%, VRDN (a)	1,400,000	1,400,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series PT
2979, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	1,500,000	1,500,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial
Health Sys. Proj.):
Series 1985 C, 3.02%, VRDN (a)	3,500,000	3,500,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 4

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Florida – continued
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial
Health Sys. Proj.): – continued
Series 1985 D, 3.02%, VRDN (a)	$ 4,500,000	$4,500,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida
YMCA Proj.) Series A, 3.1%, LOC Bank of America NA,
VRDN (a)	600,000	600,000
		11,500,000

Georgia – 0.3%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of
Georgia Athletic Assoc. Proj.) Series B, 3.02%, LOC Bank of
America NA, VRDN (a)	700,000	700,000
Illinois – 7.2%
Chicago Gen. Oblig. Participating VRDN Series PT 2359,
3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,750,000	1,750,000
Chicago Park District Participating VRDN Series Putters 974,
3.08% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,470,000	1,470,000
Illinois Dev. Fin. Auth. Rev.:
(Glenwood School for Boys Proj.) Series 1998, 3%, LOC
Harris NA, VRDN (a)	200,000	200,000
(Jewish Federation Metropolitan Chicago Projs.) 3%
(AMBAC Insured), VRDN (a)	725,000	725,000
Illinois Edl. Facilities Auth. Revs.:
(Chicago Children’s Museum Proj.) Series 1994, 3%, LOC
JPMorgan Chase Bank, VRDN (a)	1,170,000	1,170,000
(Field Museum of Natural History Proj.) Series 2000, 3%,
LOC JPMorgan Chase Bank, VRDN (a)	2,250,000	2,250,000
Illinois Gen. Oblig. Participating VRDN:
Series PT 1882, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	1,000,000	1,000,000
Series PT 2010, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	2,825,000	2,825,000
Series PT 871, 3.08% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN Series PZ 84, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)	2,000,000	2,000,000
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev.
Participating VRDN Series EGL 04 49 Class A, 3.08%
(Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Schaumburg Village Gen. Oblig. Participating VRDN Series
MS 1178, 3.07% (Liquidity Facility Morgan Stanley) (a)(b)	2,000,000	2,000,000
		18,390,000

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Indiana – 2.7%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994,
3% (BP PLC Guaranteed), VRDN (a)	$980,000	$980,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard
Reg’l. Health Sys. Proj.) Series B, 3.08%, LOC Nat’l. City
Bank, Indiana, VRDN (a)	1,000,000	1,000,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Piper
04 E, 3.1% (Liquidity Facility Bank of New York, New
York) (a)(b)	5,000,000	5,000,000
		6,980,000

Iowa 1.8%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives
Proj.) 3.08%, LOC KBC Bank NV, VRDN (a)	4,000,000	4,000,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of
Marshalltown Proj.) 3.1%, LOC Bank of America NA,
VRDN (a)	500,000	500,000
		4,500,000

Kansas 0.2%
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.08%
(Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	400,000	400,000
Louisiana – 0.5%
New Orleans Aviation Board Rev. (MBIA Insured) Series 1993
B, 3.05% (MBIA Insured), VRDN (a)	1,330,000	1,330,000
Maine – 0.7%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters
546, 3.08% (Liquidity Facility JPMorgan Chase Bank) (a)(b) .	1,795,000	1,795,000
Maryland 1.9%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev. Participating VRDN Series MT 160, 3.09% (Liquidity
Facility Merrill Lynch & Co., Inc.) (a)(b)	400,000	400,000
Maryland Econ. Dev. Corp. Rev. (U.S. Pharmacopeial
Convention, Inc. Proj.) Series B, 3.06% (AMBAC Insured),
VRDN (a)	4,500,000	4,500,000
		4,900,000

Michigan – 10.8%
Detroit City School District Participating VRDN:
Series AAB 04 39, 3.09% (Liquidity Facility ABN AMRO
Bank NV) (a)(b)	1,000,000	1,000,000
Series DB 182, 3.07% (Liquidity Facility Deutsche Bank
AG) (a)(b)	2,200,000	2,200,000
Series EGL 7050072, 3.08% (Liquidity Facility Citibank
NA) (a)(b)	3,500,000	3,500,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Detroit City School District Participating VRDN: – continued
Series Putters 1092, 3.08% (Liquidity Facility PNC Bank NA,
Pittsburgh) (a)(b)	$ 1,000,000	$1,000,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 01 A112, 3.02% (Liquidity Facility Wachovia
Bank NA) (a)(b)	2,440,000	2,440,000
Series PT 2595, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (a)(b)	8,005,000	8,005,000
Detroit Wtr. Supply Sys. Rev. 3% (MBIA Insured), VRDN (a)	3,000,000	3,000,000
Fraser Pub. School District Participating VRDN Series AAB 05
39, 3.09% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,515,000	1,515,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN
Series EGL 98 2201, 3.08% (Liquidity Facility Citibank
NA) (a)(b)	1,000,000	1,000,000
Michigan Bldg. Auth. Rev. Participating VRDN Series AAB 02
35, 3.09% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony
Orchestra, Inc. Proj.) Series 2001 B, 3%, LOC Standard Fed.
Bank, VRDN (a)	1,000,000	1,000,000
Univ. of Michigan Univ. Revs. Series 1992 A, 3.01%,
VRDN (a)	2,100,000	2,100,000
		27,760,000

Minnesota 1.8%
Minneapolis Gen. Oblig. Participating VRDN Series Putters
641, 3.08% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,320,000	1,320,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.
Participating VRDN Series PZ 77, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Univ. of Minnesota Participating VRDN Series MS 01 648,
3.07% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
		4,720,000

Missouri – 4.2%
Kansas City School District Bldg. Corp. Rev. Participating
VRDN Series MS 908, 3.07% (Liquidity Facility Morgan
Stanley) (a)(b)	1,787,500	1,787,500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.
(Cox Health Sys. Proj.) 3.06% (AMBAC Insured), VRDN (a) .	5,800,000	5,800,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ.
Proj.) Series A, 3% (Liquidity Facility Dexia Cr. Local de
France), VRDN (a)	3,105,000	3,105,000
		10,692,500

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Nebraska – 0.8%
Lincoln Elec. Sys. Rev. Participating VRDN Series TOC 05 CC,
3.07% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b) .	$2,000,000	$2,000,000
Nevada 1.3%
Clark County Arpt. Rev. Participating VRDN Series DB 180,
3.08% (Liquidity Facility Deutsche Bank AG) (a)(b)	3,440,000	3,440,000
New Jersey – 0.6%
New Jersey Trans. Trust Fund Auth. Participating VRDN
Series PT 2363A, 3.07% (Liquidity Facility Dexia Cr.
Local de France) (a)(b)	1,470,000	1,470,000
New Mexico – 0.6%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four
Corners Proj.) Series 1994 B, 3%, LOC Barclays Bank PLC,
VRDN (a)	1,600,000	1,600,000
New York – 8.7%
New York City Gen. Oblig. Participating VRDN Series PA
1249, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	3,000,000	3,000,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC
Proj.) Series B, 3.05%, LOC Bank of America NA, LOC Bank
of New York, New York, VRDN (a)	6,000,000	6,000,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN
Series MACN 05 S, 3.08% (Liquidity Facility Bank of
America NA) (a)(b)	9,995,000	9,995,000
New York Local Govt. Assistance Corp. Participating VRDN
Series SG 99, 3.07% (Liquidity Facility Societe
Generale) (a)(b)	450,000	450,000
New York State Urban Dev. Corp. Rev. Participating VRDN
Series Putters 1183, 3.11% (Liquidity Facility JPMorgan
Chase & Co.) (a)(b)	1,900,000	1,900,000
New York Transitional Fin. Auth. Rev. Participating VRDN
Series Putters 1152, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)	1,000,000	1,000,000
		22,345,000

Non State Specific 0.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
7, 3.16% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (a)(b)	100,000	100,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
North Carolina – 1.1%
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.
Participating VRDN Series Putters 918, 3.08% (Liquidity
Facility JPMorgan Chase & Co.) (a)(b)	$ 1,800,000	$1,800,000
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN
Series TOC 05 W, 3.07% (Liquidity Facility Goldman Sachs
Group, Inc.) (a)(b)	1,000,000	1,000,000
		2,800,000

Ohio – 4.8%
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.):
Subseries B1, 3.05%, VRDN (a)	2,000,000	2,000,000
Subseries B3, 3.05%, VRDN (a)	3,000,000	3,000,000
Dayton School District Participating VRDN Series SG 173,
3.07% (Liquidity Facility Societe Generale) (a)(b)	1,000,000	1,000,000
Ohio Air Quality Dev. Auth. Rev. (Ohio Edison Co. Proj.)
Series 2000 C, 3.01%, LOC Wachovia Bank NA, VRDN (a)	5,270,000	5,270,000
Ohio Higher Edl. Facility Commission Rev. (Case Western
Reserve Univ. 2002 Proj.) Series A, 3.01%, VRDN (a)	1,000,000	1,000,000
		12,270,000

Oklahoma – 0.2%
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.)
3%, LOC BNP Paribas SA, VRDN (a)	595,000	595,000
Oregon – 1.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating
VRDN Series ROC II R7017, 3.08% (Liquidity Facility
Citibank NA) (a)(b)	3,035,000	3,035,000
Pennsylvania – 5.5%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 3.17%, VRDN (a)	600,000	600,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.)
Series B, 3% (Liquidity Facility Wachovia Bank NA),
VRDN (a)	6,800,000	6,800,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots
04 B15, 3.02% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,890,000	1,890,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN Series AAB 03 24, 3.09% (Liquidity Facility
ABN AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN Series MS 01 752, 3.07% (Liquidity
Facility Morgan Stanley) (a)(b)	3,715,000	3,715,000
		14,005,000

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Tennessee – 3.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund
Proj.) 3.03%, LOC Bank of America NA, VRDN (a)	$ 1,000,000	$1,000,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN
Series LB 03 L8J, 3.09% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)	4,300,000	4,300,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.
(Tennessee County Ln. Pool Prog.) 3.03%, LOC Bank of
America NA, VRDN (a)	3,000,000	3,000,000
		8,300,000

Texas 12.0%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White
Memorial Hosp. Proj.) Series 2001 2, 3% (MBIA Insured),
VRDN (a)	1,000,000	1,000,000
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN Series TOC 05 Y, 3.07% (Liquidity
Facility Goldman Sachs Group, Inc.) (a)(b)	1,000,000	1,000,000
Copperas Cove Independent School District Participating
VRDN Series PT 3046, 3.08% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(b)	5,630,000	5,630,000
Denton County Gen. Oblig. Participating VRDN Series SGA
117, 3.03% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
Granbury Independent School District Participating VRDN
Series ROC II R2218, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(b)	3,490,000	3,490,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist
Hosp. Proj.) Series B, 3%, VRDN (a)	12,160,000	12,160,000
North East Texas Independent School District Participating
VRDN Series TOC 05 U, 3.07% (Liquidity Facility Goldman
Sachs Group, Inc.) (a)(b)	1,000,000	1,000,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945,
3.08% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000,000	2,000,000
Texas Wtr. Dev. Board Rev. 3% (Liquidity Facility JPMorgan
Chase Bank), VRDN (a)	1,600,000	1,600,000
Victoria Independent School District Participating VRDN
Series PT 3057, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	2,725,000	2,725,000
		30,705,000

Utah 2.7%
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.)
Series C, 3% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (a)	6,880,000	6,880,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Virginia – 0.5%
Roanoke Indl. Dev. Auth. Hosp. Rev. (Carilion Health Svcs.
Proj.) Series 2002 D, 3.02% (Liquidity Facility Bank of
America NA), VRDN (a)	$ 1,300,000	$ 1,300,000
Washington 2.0%
King County Gen. Oblig. Participating VRDN Series DB-174,
3.08% (Liquidity Facility Deutsche Bank AG) (a)(b)	1,290,000	1,290,000
Port of Seattle Rev. Participating VRDN Series DB 168, 3.08%
(Liquidity Facility Deutsche Bank AG) (a)(b)	1,000,000	1,000,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2734, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	5,000	5,000
Series PT 2735, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	400,000	400,000
Series Putters 1073, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)	2,500,000	2,500,000
		5,195,000

West Virginia – 0.8%
West Virginia Gen. Oblig. Participating VRDN Series Putters
1083, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (a)(b)	2,000,000	2,000,000
Wisconsin – 2.0%
Wisconsin Gen. Oblig. Participating VRDN Series MS 1166,
3.07% (Liquidity Facility Morgan Stanley) (a)(b)	5,000,000	5,000,000
Wyoming – 6.8%
Platte County Poll. Cont. Rev.:
(Tri-State Generation & Transmission Assoc. Proj.)
Series 1984 A, 3.06%, LOC Nat’l. Rural Utils. Coop. Fin.
Corp., VRDN (a)	7,390,000	7,390,000
Series 1984 B, 3.06%, LOC Nat’l. Rural Utils. Coop. Fin.
Corp., VRDN (a)	600,000	600,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series
1993, 3%, VRDN (a)	9,290,000	9,290,000
		17,280,000

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $255,397,500)		255,397,500

NET OTHER ASSETS – 0.2%		621,680
NET ASSETS 100%		$ 256,019,180

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Security Type Abbreviation
VRDN — VARIABLE RATE DEMAND NOTE

Legend (a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. (b) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Financial Statements

Statement of Assets and Liabilities
	November 30, 2005 (Unaudited)

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $255,397,500)		$255,397,500
Interest receivable		1,200,149
Prepaid expenses		157
Total assets		256,597,806

Liabilities
Payable to custodian bank	$2,129
Distributions payable	561,412
Other payables and accrued expenses	15,085
Total liabilities		578,626

Net Assets		$256,019,180
Net Assets consist of:
Paid in capital		$256,010,886
Accumulated undistributed net realized gain (loss) on
investments		8,294
Net Assets, for 256,010,501 shares outstanding		$256,019,180
Net Asset Value, offering price and redemption price per
share ($256,019,180 ÷ 256,010,501 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended November 30, 2005 (Unaudited)

Investment Income
Interest		$1,887,011

Expenses
Independent trustees’ compensation	$246
Custodian fees and expenses	2,520
Audit	14,957
Legal	31
Miscellaneous	404
Total expenses before reductions	18,158
Expense reductions	(1,200)	16,958

Net investment income		1,870,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,309
Net increase in net assets resulting from operations		$1,878,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Statement of Changes in Net Assets
		Six months ended	Year ended
		November 30, 2005	May 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$1,870,053	$ 2,609,852
Net realized gain (loss)		8,309	399
Net increase in net assets resulting from operations	.	1,878,362	2,610,251
Distributions to shareholders from net investment income	.	(1,869,592)	(2,610,313)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		271,055,200	1,749,339,100
Cost of shares redeemed		(79,249,000)	(1,929,973,500)
Net increase (decrease) in net assets and shares
resulting from share transactions		191,806,200	(180,634,400)
Total increase (decrease) in net assets		191,814,970	(180,634,462)

Net Assets
Beginning of period		64,204,210	244,838,672
End of period (including undistributed net investment
income of $0 and distributions in excess of net
investment income of $462, respectively)		$256,019,180	$ 64,204,210

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights

	Six months ended
	November 30,
	2005	Years ended May 31,
	(Unaudited)	2005	2004D
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	012	.017	.003
Distributions from net investment income	(.012)	(.017)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnB,C	1.24%	1.69%	.32%
Ratios to Average Net AssetsE
Expenses before reductions	0252%A	.0237%	.0290%A
Expenses net of fee waivers, if any	0252%A	.0237%	.0145%A
Expenses net of all reductions	0236%A	.0218%	.0131%A
Net investment income	2.60%A	1.51%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$256,019	$64,204	$244,839

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period February 3, 2004 (commencement of operations) to May 31, 2004.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Notes to Financial Statements

For the period ended November 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Tax Free Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to losses deferred due to excise tax regulations.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does

17 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$255,397,500

2. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), provides the fund with investment management services. The fund does not pay any fees for these services.

3. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $1,200.

4. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

18

Board Approval of Investment Advisory Contracts and Management Fees

Tax Free Cash Central Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s invest ment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropri ate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and

19 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an elec tronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. The Board reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund’s Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment compa nies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund’s management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund’s net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, manag ing, administering and servicing the fund and its shareholders. The Board also consid ered the level of Fidelity’s profits in respect of all the Fidelity funds.

Semiannual Report

20

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

21 Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006